OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2017
Other Current Assets [Abstract]
Other Current Assets Disclosure [Text Block]
7 .	OTHER CURRENT ASSETS
  Other current assets consist of the following:
	September 30,
	2016	2017
	RMB	RMB

Advances to staff for business use	1,594	1,249
Deposits for rental	3	3
Others	92	74

	1,689	1,326